PROVISIONS AND CONTINGENCIES (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
Disclosure of provisions [text block]
	Thousands of U.S. dollars
	12/31/2018	Additions	Payments	Reversal	Transfers	Translation differences	12/31/2019
Non-current
Provisions for liabilities	24,537	21,769	(12,745)	(8,500)	-	(766)	24,295
Provisions for taxes	16,871	3,275	(386)	(9,830)	-	(536)	9,394
Provisions for dismantling	8,430	1,464	-	-	-	(295)	9,599
Other provisions	1,336	4,658	(27)	(226)	(296)	(407)	5,038
Total non-current	51,174	31,166	(13,158)	(18,556)	(296)	(2,004)	48,326

Current
Provisions for liabilities	9,020	16,249	(12,728)	(56)	1	(953)	11,533
Provisions for taxes	2,455	9	(474)	(8)	-	20	2,002
Provisions for dismantling	60	27	-	(59)	296	(10)	314
Other provisions	7,515	4,878	(6,925)	-	(1)	(545)	4,922
Total current	19,050	21,163	(20,127)	(123)	296	(1,488)	18,771

	Thousands of U.S. dollars
	12/31/2017	Additions	Payments	Reversal	Transfers	Translation differences	12/31/2018
Non-current
Provisions for liabilities	30,810	22,074	(7,665)	(16,135)	(81)	(4,466)	24,537
Provisions for taxes	19,833	6,185	(243)	(6,354)	82	(2,632)	16,871
Provisions for dismantling	9,249	994	(1)	(174)	(383)	(1,255)	8,430
Other provisions	1,294	371	(151)	(1,044)	(1)	867	1,336
Total non-current	61,186	29,624	(8,060)	(23,707)	(383)	(7,486)	51,174

Current
Provisions for liabilities	10,543	4,015	(2,139)	(479)	-	(2,920)	9,020
Provisions for taxes	5,641	-	-	(2,959)	-	(227)	2,455
Provisions for dismantling	-	19	-	(312)	383	(30)	60
Other provisions	2,884	6,925	(65)	(2,002)	-	(227)	7,515
Total current	19,068	10,959	(2,204)	(5,752)	383	(3,404)	19,050